Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 240,592				$ 234,025					$ 974,345	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(82,399)				(89,267)					(346,503)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(86,948)				(92,296)					(368,675)	(369,377)	(343,143)
Share-based compensation expense	(17,469)				(3,176)
Depreciation	(2,329)				(2,051)					(9,181)	(9,422)	(6,997)
Amortization	(49,112)				(56,106)					(191,361)	(227,803)	(221,466)
Transaction expenses	(26,689)				(10,270)					(46,214)	(2,457)	(2,245)
Transition, integration and other related expenses	(2,232)				(1,161)					(14,239)	(61,282)	(78,695)
Restructuring	(7,754)				0					(15,670)	0	0
Other operating income (expense), net	6,032				(5,617)					4,826	6,379	(237)
Total operating expenses	(268,900)				(259,944)					(1,017,432)	(1,074,176)	(1,064,661)
Loss from operations	(28,308)	$ (16,431)	$ 35,844	$ (36,581)	(25,919)	$ (6,455)	$ (18,931)	$ (34,430)	$ (45,892)	(43,087)	(105,708)	(147,027)
Interest expense, net	(30,940)				(33,101)					(157,689)	(130,805)	(138,196)
Loss before income tax	(59,248)				(59,020)					(200,776)	(236,513)	(285,223)
Provision for income taxes	(14,753)				(240)					(10,201)	(5,649)	21,293
Net loss	$ (74,001)	$ (84,787)	$ 10,831	$ (77,761)	$ (59,260)	$ (43,454)	$ (54,727)	$ (66,944)	$ (77,037)	$ (210,977)	$ (242,162)	$ (263,930)
Per Share
Basic and diluted (usd per share)	$ (0.22)				$ (0.27)	$ (0.20)	$ (0.25)	$ (0.31)	$ (0.35)	$ (0.77)	$ (1.11)	$ (1.22)
Weighted-average shares outstanding
Basic and diluted (in shares)	343,129,833				217,526,426					273,883,342	217,472,870	216,848,866